Finance Costs - Summary of Finance Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest expenses on borrowings	¥ 842,421	¥ 701,637	¥ 380,447
Interest expenses on convertible promissory notes	448,017	1,045,611	893,001
Interest expenses on Convertible Notes	407,255	521,747	495,079
Interest expenses on unpaid consideration of convertible promissory notes (Note 33(a))	58,381	16,162	0
Interest expenses on lease liabilities	27,123	41,402	38,709
Interest expenses on consolidated wealth management products	868	6,473	9,122
One-time expenses related to early redemption and extension of convertible promissory notes (Note 33(a))	0	173,775	0
Bank interest income	(1,370,042)	(1,267,815)	(820,843)
Finance costs	¥ 414,023	¥ 1,238,992	¥ 995,515